FINANCING RECEIVABLES AND OPERATING LEASES - Operating Lease - Net (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Cost of equipment under operating leases		$ 4,774	$ 10,744
Accumulated depreciation		(3,137)	(7,128)
Operating leases—net (1)	[1]	$ 1,637	$ 3,616

[1]	Amounts include estimated unguaranteed residual values of $932 thousand and $1,346 thousand as of March 31, 2025, and 2024 respectively.